Earnings/(Loss) per common share, Computation of Basic and Diluted (Loss)/Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings/(Loss) Per Common Share, Basic and Diluted [Abstract]
Net (loss) / Income	$ (3,694)	$ 987
Dividends on Series A Preferred Shares	(1,272)	(75)
Net (loss) / income attributable to common shareholders	$ (4,966)	$ 912
Weighted average number of common shares, basic (in shares)	1,477,371	5,000
Weighted average number of common shares, diluted (in shares)	1,477,371	5,000
(Loss)/Earnings per common share, basic (in dollars per share)	$ (3.36)	$ 182.4
(Loss)/Earnings per common share, diluted (in dollars per share)	$ (3.36)	$ 182.4